Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

19. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The subsidiary did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as "Investment in subsidiaries and the income of the subsidiary is presented as "share of income of subsidiary". Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2019 and 2018.

PARENT COMPANY BALANCE SHEETS

	December 31, 2019	December 31, 2018
ASSETS
Cash and cash equivalents	$48,100	$-
Other current assets	6,800	-
Investment in subsidiaries	15,385,144	11,413,202
Total Assets	$15,440,044	$11,413,202

LIABILITIES AND EQUITY
Total Liabilities	$55,000	$-

Commitments and Contingencies

Shareholders' Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 16,102,420 and 16,102,420 shares issued and outstanding at December 31, 2019 and 2018, respectively)	1,610	1,610
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2019 and 2018, respectively)	550	550
Additional paid-in capital	12,044,855	11,945,979
Statutory reserve	415,813	20,539
Retained earnings (Accumulated deficit)	3,266,987	(384,309)
Accumulated other comprehensive loss	(344,771)	(171,167)
Total Shareholders' Equity	15,385,044	11,413,202
Total Liabilities and Shareholders' Equity	$15,440,044	$11,413,202

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2019	2018	2017
Income of subsidiaries	$4,000,599	$3,001,489	$1,494,928
General and administrative expenses	(100)	-	-
Net Income	4,000,499	3,001,489	1,494,928

Net loss attributable to noncontrolling interests	46,171	17,834	34,352

Net Income Attributable to Zhongchao Inc.'s shareholders	4,046,670	3,019,323	1,529,280
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(173,604)	(379,520)	228,786
Comprehensive Income	3,826,895	2,621,969	1,723,714

Total comprehensive loss attributable to noncontrolling interests	46,171	17,834	34,352

Total comprehensive income attributable to Zhongchao Inc.'s shareholders	$3,873,066	$2,639,803	$1,758,066

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2019	2018	2017
Cash Flows from Operating Activities:
Net income	$4,000,499	$3,001,489	$1,494,928
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income of subsidiaries	(4,000,599)	(3,001,489)	(1,494,928)
Changes in operating assets and liabilities:
Other current assets	(6,800)	-	-
Other current liabilities	55,000	-	-
Net Cash Provided by Operating Activities	48,100	-	-

Net increase in cash and cash equivalents	48,100	-	-
Cash and cash equivalents at beginning of year	-	-	-
Cash and cash equivalents at end of year	$48,100	$-	$-